Share-based compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation

20. Share-based compensation

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2021	2020	2019
Employee 2013 EIP	-	220	1,006
Employee 2017 EIP	5,843	6,286	10,878
Total share-based compensation	5,843	6,506	11,884

Employee equity incentive plan 2013

The Company established the 2013 EIP for employees, executives, directors and consultants (the “Beneficiaries”) of the Group.

Upon enrollment in the 2013 EIP, Beneficiaries were granted a certain number of shares which they were entitled to acquire at a pre-determined price of 1/13 of a Swiss franc. The pre-determined price was generally paid by the Beneficiaries at the grant date and recognized as a pre-payment until the vesting period elapses resulting in the shares issuance being accounted for.

The shares generally fully vest over a four-year vesting period, with 25% of the shares underlying the grant vesting after one year, and 1/48th of the shares underlying the grant vesting each month over a further period of three years.

The Group has no present obligation to repurchase or settle the shares in cash.

	2021	2020	2019
Number of shares vested under the 2013 EIP	-	168,641	261,984
Expense arising from the 2013 EIP (in USD ’000)	-	220	1,006

The fair value of the shares was calculated using a combination of the discounted cash flow method, under the income approach, and the backsolve method. The income approach estimates value based on the expectation of future cash flows that the Company will generate, such as cash earnings, costs savings, tax deduction and the proceeds from disposition. These future cash flows were discounted to their present values using a discount rate derived based on an analysis of the cost of capital of comparable publicly traded companies in similar lines of business, as of each valuation date, and was adjusted to reflect the risks inherent in the Company’s cash flows. The backsolve method, a form of the market approach to valuation, derives the implied enterprise equity value and the fair value of the non-voting share from a recent and contemporaneous transaction involving the Company’s own securities, using the following assumptions: rights and preferences of the different categories of shares, probability of various liquidity event scenarios, expected timing of a liquidity event, volatility and expected value in a liquidity event.

The Group has stopped granting equity instruments under the 2013 EIP in 2016, resulting in the 2013 EIP being fully vested as of December 31, 2020.

Employee equity incentive plan 2017

The Company established in 2017 the 2017 EIP for Beneficiaries of the Group, under which 3,050,340 and 4,543,952 stock-options were granted during the year ended December 31, 2021 and 2020, respectively. The stock-options typically vest under a 3-year or 4-year vesting schedule, have a 10-year expiration term and have an exercise price equivalent to the share price at grant date. Certain grants also include non-market performance vesting conditions, common to all employees, regularly assessed to determine the numbers of awards expected to vest.

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

	2021		2020
	Average exercise price (USD)	Number of options	Average exercise price (USD)	Number of options
At January 1,	6.49	7,035,388	10.51	4,626,385
Granted	3.29	3,050,340	2.93	4,543,952
Forfeited/Expired	8.42	(1,148,255)	7.62	(2,134,949)
Exercised	-	-	-	-
At December 31,	5.15	8,937,473	6.49	7,035,388

No exercise of options occurred during the year ended December 31, 2021 and December 31, 2020.

The outstanding stock-options have the following range of exercise prices and remaining contractual life:

	As of December 31,
Range of exercise prices	2021	2020
USD 15.00 to USD 17.99	96,500	361,500
USD 12.00 to USD 14.99	925,418	1,050,143
USD 9.00 to USD 11.99	1,211,075	1,331,981
USD 6.00 to USD 8.99	109,583	161,979
USD 3.00 to USD 5.99	3,539,628	1,977,823
USD 1.50 to USD 2.99	3,055,269	2,151,962
Total outstanding options	8,937,473	7,035,388
out of which are exercisable	3,552,593	2,083,159
Weighted-average remaining contractual life (in years)	8.2	8.6

The weighted average fair value of the stock-options granted during the years ended December 31, 2021 and 2020, determined using a Black-Scholes model was USD 2.57 and USD 2.31, respectively. The significant inputs to the model were:

	2021	2020
Weighted average share price at grant date	USD 3.29	USD 2.93
Weighted average exercise price	USD 3.29	USD 2.93
Weighted average 10-year volatility	76%	77%
Dividend yield	0%	0%
Weighted average 10-year risk free rate	1.45%	1.28%

Since the Company has a short track record as a public company, expected volatility has been determined based on the historical trend of an appropriate sample of public companies operating in the biotech and pharmaceutical industry.